SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

Principals of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated during the consolidation process.

Unaudited Interim Condensed Consolidated Financial Statements

The accompanying unaudited interim condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim financial reporting. These condensed consolidated statements are unaudited and, in the opinion of management, include all adjustments (consisting of normal recurring adjustments and accruals) necessary to fairly present the results of the interim periods. The condensed consolidated balance sheet at December 31, 2020, has been derived from the audited consolidated financial statements at that date. Operating results and cash flows for the six months ended June 30, 2021 are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2021 or any other future period. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been omitted in accordance with the rules and regulations for interim reporting of the SEC. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our report for the year ended December 31, 2020.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

Significant Accounting Policies

The significant accounting policies used in preparation of these condensed consolidated financial statements are disclosed in our annual financial statements for the year ended December 31, 2020. There have been no changes to the Company’s significant accounting policies during the six months ended June 30, 2021.

(b) Functional and Reporting Currency

The functional currency of the Company and its’ subsidiaries (other than the foreign subsidiaries mentioned below) is the Great Britain Pound Sterling (“GBP”). The operations of the two foreign subsidiaries are conducted in EUROs. Balances denominated in, or linked to, foreign currencies are stated on the basis of the exchange rates prevailing at the balance sheet date. For foreign currency transactions included in the statement of operations and comprehensive loss, the exchange rates applicable to the relevant transaction dates are used. Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses. Assets and liabilities of the two subsidiaries are translated from their functional currency to GBP at the balance sheet date exchange rates. Income and expense items are translated at the average rates of exchange prevailing during the year. Translation adjustments are reflected in the consolidated balance sheets as a component of accumulated other comprehensive income or loss.

The reporting currency for the Company and its’ subsidiaries is the United States dollar (“USD”) and these consolidated financial statements are presented in USD. Dollar amounts included herein are in thousands, except per share data. Stockholders’ equity is translated into USD from GBP at historical exchange rates. Assets and liabilities are translated at the exchange rates as of the balance sheet date. Income and expenses are translated at the average exchange rates prevailing during the reporting period. Adjustments resulting from translating the financial statements into USD are recorded as a separate component of accumulated other comprehensive loss in stockholders’ equity.

(c) Use of estimates

The preparation of financial statements in conformity with U. S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates and be based on events different from those assumptions. As part of these consolidated financial statements, the Company’s significant estimates include (1) goodwill impairment; (2) the estimated useful lives of intangible assets; (3) revenue recognition, in regards to the deferred revenues; (4) the inputs used in determining the fair value of equity-based awards; (5) the inputs used in determining the fair value of warrants; and (6) valuation allowance relating to the Company’s deferred tax assets.

(d) JOBS Act Accounting Election

The Company is an “emerging growth company” or “EGC”, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with any new or revised financial accounting standards.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

(e) Fair value of financial instruments

The Company measures and discloses fair value in accordance with ASC 820, “Fair Value,” which defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 - pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 - pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Fair value is determined using comparable market transactions and other valuation methodologies, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The Company’s financial instruments primarily consist of cash and cash equivalents, trade and other payables with initial maturity of up to 12 months. The estimated fair values of these financial instruments approximate their carrying values as presented, due to their short maturities.

The Company’s recurring fair value measurements at June 30, 2021 are as follows:

	Fair Value as of June 30, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Warrant liability (Note 9)	$10,109	$-	$-	$10,109

The Company had no recurring fair value measurements at December 31, 2020.

(f) Deferred Recapitalization Costs

Specific incremental legal, accounting and other fees and costs directly attributable to a proposed or actual offering of securities may properly be deferred and charged against the gross proceeds of such an offering. As of December 31, 2020, there were $2,010 of recapitalization costs, primarily consisting of legal, accounting and printing fees, that were capitalized in assets on the consolidated balance sheet. Upon completion of the merger, these costs were charged against the gross proceeds recorded in stockholders’ equity. See Note 3 for further information on the recapitalization.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

(g) Loss per share

Basic loss per share is computed by dividing income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional potential common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Potential common shares are excluded from the computation for a period in which a net loss is reported or if their effect is anti-dilutive. Basic and diluted loss per common share is the same for all periods presented because all outstanding stock options and warrants are anti-dilutive.

At June 30, 2021 and 2020, the Company excluded the outstanding securities summarized below (shown as common stock equivalents), which entitle the holders thereof to acquire shares of common stock, from its calculation of loss per share, as their effect would have been anti-dilutive.

	June 30,
	2021	2020
Common stock warrants	45,690,488	22,000,000
Common stock units	384,000	-
Common stock options	417,088	925,589
Total	46,491,576	22,925,589

(h) Recent issued accounting pronouncements not yet adopted

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivative and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40); Accounting for Convertible Instruments and Contracts in an Entity’s own Equity. The pronouncement simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. Specifically, the ASU “simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP.” In addition, the ASU “removes certain settlement conditions that are required for equity contracts to qualify for it” and “simplifies the diluted earnings per share (EPS) calculations in certain areas.” The guidance is effective beginning after December 15, 2023 and early adoption is permitted. The Company does not currently engage in contracts covered by this guidance and does not believe it will have a material effect on the Company’s condensed consolidated financial statements, but could in the future.

(i) Subsequent Events

Management has evaluated subsequent events that have occurred through the date these financial statements were issued. There were no events that require adjustment to or disclosure in the Company’s financial statements, except as disclosed. See Note 14 for further information on subsequent events.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements have been prepared in accordance with U.S. GAAP and include all adjustments necessary for the fair presentation of the Company’s financial position for the periods presented. The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated during the consolidation process.

(b) Functional and Reporting Currency

The functional currency of the Company and its subsidiaries (other than the foreign subsidiaries mentioned below) is the Great Britain Pound Sterling (“GBP”). The operations of the two foreign subsidiaries are conducted in EUROs. Balances denominated in, or linked to, foreign currencies are stated on the basis of the exchange rates prevailing at the balance sheet date. For foreign currency transactions included in the statement of operations and comprehensive loss, the exchange rates applicable to the relevant transaction dates are used. Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses. Assets and liabilities of the two subsidiaries are translated from their functional currency to GBP at the balance sheet date exchange rates. Income and expense items are translated at the average rates of exchange prevailing during the year. Translation adjustments are reflected in the consolidated balance sheets as a component of accumulated other comprehensive income or loss.

The reporting currency for the Company and its subsidiaries is the United States dollar (“USD”), and these consolidated financial statements are presented in USD. Dollar amounts included herein are in thousands, except per share data. Stockholders’ equity is translated into USD from GBP at historical exchange rates. Assets and liabilities are translated at the exchange rates as of the balance sheet date. Income and expenses are translated at the average exchange rates prevailing during the reporting period. Adjustments resulting from translating the financial statements into USD are recorded as a separate component of accumulated other comprehensive loss in stockholders’ equity.

(c) Use of estimates

The preparation of financial statements in conformity with U. S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates and be based on events different from those assumptions. As part of these consolidated financial statements, the Company’s significant estimates include (1) goodwill impairment; (2) these estimated useful lives of intangible assets and property and equipment; (3) revenue recognition, in regards to the deferred revenues; (4) the inputs used in determining the fair value of equity-based awards; (5) the estimated fair value of the contingent consideration payable; and (6) valuation allowance relating to the Company’s deferred tax assets.

(d) JOBS Act Accounting Election

The Company is an “emerging growth company” or “EGC”, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with any new or revised financial accounting standards.

(e) Cash and cash equivalents and short-term investments

The Company considers all highly liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents are valued at cost, which approximates their fair value. Short-term investments comprise deposits with maturities of more than three months, but no greater than twelve months. The Company deposits its cash primarily in checking, money market accounts, as well as certificates of deposit. The Company does not generally enter into investments for trading or speculative purposes, rather to preserve its capital for the purpose of funding operations. The Company deposits its cash investments in financial institutions that it believes have high credit quality and has not experienced any losses on such accounts nor does it believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships. At December 31, 2020 and 2019, the Company’s cash, cash equivalents and short-term investments were held at a number of accredited financial institutions.

(f) Concentrations of credit risks

Concentrations of credit risk have been provided for customers and suppliers who individually represent greater than 10% of the applicable measure during the periods stated.

The Company derived 100% of its revenue for the year ended December 31, 2020 from a collaboration partner. See Note 9, Revenues for additional information.

The Company had two suppliers that accounted for 32% of purchases for the period ended December 31, 2020. The accounts payable balance at December 31, 2020 contained one balance which constituted 45% of the total balance outstanding at that date. The Company had two suppliers that accounted for 27% of purchases for the period ended December 31, 2019. The accounts payable balance at December 31, 2019 contained two balances which constituted 21% of the total balance outstanding at that date.

(g) Deferred Merger Costs

Specific incremental legal, accounting and other fees and costs directly attributable to a proposed or actual offering of securities may properly be deferred and charged against the gross proceeds of such an offering. As of December 31, 2020, there were $2,010 of merger costs, primarily consisting of legal, accounting and printing fees, that were capitalized in assets on the consolidated balance sheet. Upon completion of the merger, these costs were charged against the gross proceeds.

(h) Fair value of financial instruments

The Company measures and discloses fair value in accordance with ASC 820, “Fair Value,” which defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 - pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 - pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Fair value is determined using comparable market transactions and other valuation methodologies, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The Company’s financial instruments primarily consist of cash and cash equivalents, trade and other payables and cash deposits with initial maturity of up to 12 months. The estimated fair values of these financial instruments approximate their carrying values as presented, due to their short maturities. We consider contingent considerations to be Level 3. We determine the fair value of Level 3 assets and liabilities utilizing various inputs, including contract terms. At December 31, 2020, the Company has no contingent consideration payable. At December 31, 2019, the contingent consideration payable on a business combination was measured at fair value. The method used to value this liability is a level 3 discounted expected cash flow model. The principal inputs to the model are:

●	the probability of the liability occurring (2019 – 0%)
●	the rate used to discount the estimated undiscounted liability (2019 – 17.5%).

The fair value is most sensitive to the probability of the liability occurring, which in turn depends on the achievement of milestones as described in Note 10. The greater the probability of the milestones being achieved, the greater the fair value of the contingent liability.

(i) Seg ment information

The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions. The Company’s singular focus is development of a disruptive class of drug – Live Biotherapeutic products (LBPs) – leveraging the profound impact of the gut microbiome on human health and disease. Long-lived assets by geography are as follows as of December 31, 2020: UK $9,383, Spain $10,615 and Ireland $6,004. Long-lived assets by geography are as follows as of December 31, 2019: UK $9,733, Spain $10,246 and Ireland $5,815.

(j) Property and equipment

Property and equipment are recorded at cost, net of accumulated depreciation and any accumulated impairment losses. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The useful lives of property and equipment, including right-of-use assets, are as follows:

●	Plant and machinery – straight line over three to ten years
●	Fixtures, fitting and office equipment – straight line over four to five years
●	Land and buildings – straight line over the shorter of the lease or a five to ten-year period

Upon retirement or sale, the cost of disposed assets and their related accumulated depreciation are removed from the balance sheet. Any resulting net gains or losses on dispositions of property and equipment are included as a component of operating expenses within the Company’s consolidated statements of operations and comprehensive loss. Repair and maintenance costs that do not significantly add value to the property and equipment, or prolong its life, are charged to operating expense as incurred.

(k) Leases

On January 1, 2019, the Company adopted ASC 842 using a modified retrospective approach. In addition, we elected the package of practical expedients available for existing contracts, which allowed us to carry forward our historical assessments of lease identification, lease classification, and initial direct costs. As a result of adopting ASC 842, we recognized right-of-use assets and lease liabilities of approximately $1.5 million.

The Company enters into operating lease arrangements for real estate assets related to office space and finance lease arrangements for vehicles and other equipment. The Company determines if an arrangement contains a lease at its inception by assessing whether there is an identified asset and whether the arrangement conveys the right to control the use of the identified asset in exchange for consideration. Lease liabilities are included in current and long-term portions for each of financing and operating leases in our consolidated balance sheets. Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make payments arising from the lease. Lease right-of-use assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease payments consist of the fixed payments under the arrangement. The operating lease liabilities is adjusted for any unpaid lease incentives, such as tenant improvement allowances and certain other immaterial non-lease components which have been included a practical expedient. Variable costs, such as maintenance and utilities based on actual usage, are not included in the measurement of right-to-use assets and lease liabilities but are expensed when the event determining the amount of variable consideration to be paid occurs. As the implicit rate of our leases is not determinable, we use an incremental borrowing rate (“IBR”) based on the information available at the lease commencement date, including consideration to the Company’s incremental borrowing rate, in determining the present value of lease payments.

The Company recognizes options to extend or terminate a lease when it is reasonably certain that the Company will exercise any such options. The operating lease expense is recognized on a straight-line basis over the lease term. We also elected the post-transition practical expedient to not separate lease components from non-lease components for all existing leases, as well as a policy to not apply the recognition requirements of ASC 842 for short-term leases with an initial term of 12 months of less.

(l) Asset Retirement Obligations

An asset retirement obligation (“ARO”) represents a legal obligation associated with the retirement of a tangible long-lived asset that is incurred upon the acquisition, construction, development or normal operation of that long-lived asset. Our AROs are associated with leasehold improvements that, at the end of a lease, we are contractually obligated to remove in order to comply with certain lease agreements. The ARO balance, included in other liabilities, at December 31, 2020 and 2019 was $203 and $165, respectively, and will be subsequently adjusted for changes in fair value. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and depreciated over its useful life. Due to the time over which these obligations could be settled and the judgment used to determine the liability, the ultimate obligation may differ from the estimate. Upon settlement, any difference between actual cost and the estimate is recognized as a gain or loss in that period.

Accretion expense on the liability is recognized over the estimated productive life of the related assets and is included on the consolidated statements of operations under general and administrative expenses. For the years ended December 31, 2020, 2019 and 2018 accretion expenses were $27, $22 and Nil, respectively.

(m) Intangible assets

Goodwill

Goodwill represents the excess of the consideration transferred over the fair value of net assets of businesses acquired. Goodwill is evaluated for impairment on at least an annual basis, or more frequently if impairment indicators exist. When evaluating goodwill for impairment, the Company may first perform an assessment qualitatively whether it is more likely than not that a reporting unit’s carrying amount exceeds its fair value. Under Accounting Standards Update (“ASU”) 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” Step 2 from the goodwill impairment test has been eliminated and goodwill impairment is measured as the excess of the carrying amount of the reporting unit over its fair value. Early application is permitted.

Patents

Acquired patents are initially recorded at cost (or if initially recognized in a business combination at fair value), assigned an estimated useful life, and amortized primarily on a straight-line basis over their estimated useful lives of up to 20 years from the date of filing the patent. The Company periodically evaluates whether current facts or circumstances indicate that the carrying values of its acquired intangibles may not be recoverable. If such circumstances are determined to exist, an estimate of the undiscounted future cash flows of these assets, or appropriate asset groupings, is compared to the carrying value to determine whether an impairment exists. If the asset is determined to be impaired, the loss is measured based on the difference between the carrying value of the intangible asset and its fair value, which is determined based on the net present value of estimated future cash flows.

Acquired Research and Development (Intellectual Property)

Intellectual property that the Company acquired in conjunction with the acquisition of a business represents the fair value assigned to the research and development platforms and basis that discoveries will be made from. The amounts are capitalized and are accounted for as indefinite-lived intangible assets, subject to impairment testing until completion or abandonment of the projects. Intellectual Property is evaluated for impairment on at least an annual basis, or more frequently if impairment indicators exist, by first assessing qualitative factors to determine whether it is more likely than not that the fair value of is less than carrying amount. If the Company concludes it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a quantitative fair value test is performed. If the fair value is less than the carrying amount, an impairment loss is recognized in operating results.

Software

Software is recognized initially at cost. After initial recognition, these assets are carried at cost less any accumulated amortization and any accumulated impairment losses. Cost comprises the aggregate amount paid and the fair value of any other consideration given to acquire the asset and includes costs directly attributable to making the asset capable of operating as intended.

Amortization is computed by allocating the amortization amount of an asset on a systematic basis over its useful life and is applied separately to each identifiable component. Amortization is applied to software over three to five years on a straight-line basis.

(n) Impairment of Long-Lived Assets and Intangibles

Long-lived assets, such as property and equipment, right-of-use assets and definite-lived intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to the undiscounted cash flows attributable to the asset group. If the carrying amount of an asset group exceeds its undiscounted cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset group exceeds its fair value.

(o) Research and development and expenditures

Research and development expenses include salaries and benefits, materials and supplies, preclinical and clinical trial expenses, stock-based compensation expense, depreciation of equipment, contract services and other outside expenses.

The Company has entered into various research and development-related contracts with research institutions, contract research organizations, contract manufacturers and other companies. These agreements are generally cancellable, and related payments are recorded as research and development expenses as incurred. Costs of certain development activities, such as manufacturing, pre-clinical and clinical trial expenses, are recognized based on an evaluation of the progress to completion of specific tasks. Payments for these activities are based on the terms of the individual arrangements, which may differ from the pattern of costs incurred, and are reflected in the consolidated financial statements as prepaid or accrued research and development costs. Non-refundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are delivered or the services are performed. Costs incurred in obtaining technology licenses are charged to research and development expense as acquired in-process research and development if the technology licensed has not reached technological feasibility and has no alternative future use.

(p) Revenue recognition

The Company adopted Accounting Standards Codification, Topic 606, Revenue from Contracts with Customers (“ASC 606”), during 2019. The Company generates revenue solely through collaboration arrangements with strategic partners for the development and commercialization of product candidates. The core principle of ASC 606 is that an entity should recognize revenue to depict the transfer of promised goods and/or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and/or services. To determine the appropriate amount of revenue to be recognized for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following steps: (i) Identify the contract(s) with the customer, (ii) Identify the performance obligations in the contract, (iii) Determine the transaction price, (iv) Allocate the transaction price to the performance obligations in the contract and (v) Recognize revenue when (or as) each performance obligation is satisfied.

The Company recognizes collaboration revenue under certain of the Company’s license or collaboration agreements that are within the scope of ASC 606. The Company’s contracts with customers typically include promises related to licenses to intellectual property and research and development services. If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable, up-front fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgement to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, up-front fees. Accordingly, the transaction price is generally comprised of a fixed fee due at contract inception and variable consideration in the form of milestone payments due upon the achievement of specified events and tiered royalties earned when customers recognize net sales of licensed products. The Company measures the transaction price based on the amount of consideration to which it expects to be entitled in exchange for transferring the promised goods and/or services to the customer. The Company utilizes the “most likely amount” method to estimate the amount of variable consideration, to predict the amount of consideration to which it will be entitled for its one open contract. Amounts of variable consideration are included in the transaction price to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. At the inception of each arrangement that includes development and regulatory milestone payments, the Company evaluates whether the associated event is considered probable of achievement and estimates the amount to be included in the transaction price using the most likely amount method. Currently, the Company has one contract with an option to acquire exclusive licenses for identified targets for development product candidates which it evaluated and determined that it was not a material right related to the MSD Agreement, as defined in Note 10.

(q) Income tax

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate as well as the related net interest and penalties.

(r) Share-based payments

Equity settled share-based payment transactions are measured with reference to the fair value of equity awards at the date of grant and recognized on a straight-line basis over the vesting period, based on the Company’s estimate of shares that will eventually vest. Fair value is measured using a suitable option pricing model, which takes into account any market conditions.

At each reporting date before vesting, the cumulative expense is calculated, representing both the extent to which the vesting period has expired and management’s best estimate of the achievement or otherwise of non-market conditions. This calculation determines the number of equity instruments that will ultimately vest with the movement in cumulative expense since the previous reporting date recognized in the Company’s consolidated statements of operations and other comprehensive loss, with a corresponding entry in equity.

When share-based payments have lapsed due to a failure to meet performance criteria, no expense is recognized and any previously recognized expense is reversed when the lapse occurs. Where share-based payments fail to vest as a result of market-based vesting criteria, the fair value of the award is expensed and included in the consolidated statements of operations and comprehensive loss .

(s) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted loss per common share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional potential common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Potential common shares are excluded from the computation for a period in which a net loss is reported or if their effect is anti-dilutive. Basic and diluted loss per common share is the same for all periods presented because all outstanding stock options and warrants are anti-dilutive.

At December 31, 2020, 2019 and 2018, the Company excluded the outstanding securities summarized below, which entitle the holders thereof to acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	December 31,
	2020	2019	2018
Common stock warrants	21,924,307	-	-
Common stock options	485,056	925,589	1,047,332
Total	22,409,363	925,589	1,047,332

(t) Recently adopted accounting pronouncements

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which adds and modifies certain disclosure requirements for fair value measurements. Under the new guidance, entities will no longer be required to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, or valuation processes for Level 3 fair value measurements. However, public business entities will be required to disclose the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and related changes in unrealized gains and losses included in other comprehensive income. ASU 2018-13 is effective for public and non-public business entities for fiscal years beginning after December 15, 2019, including interim periods. The adoption of ASU 2018-13 did not have a material impact on the Company’s consolidated financial statements.

(u) Recent issued accounting pronouncements not yet adopted

Accounting Standards Update (ASU 2016-13), Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments – The amendments included in ASU 2016-13 require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better evaluate their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 was originally effective for public companies for fiscal years beginning after December 15, 2019. In November of 2019, the FASB issued Accounting Standards Update No. 2019-10, which delayed the implementation of ASU 2016-13 to fiscal years beginning after December 15, 2022 for smaller reporting companies. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The Board issued this update as part of its Simplification Initiative to improve areas of GAAP and reduce cost and complexity while maintaining usefulness of the financial statements. The main provisions remove certain exceptions, including the exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. In addition, the amendments simplify income tax accounting in the areas such as income-based franchise taxes, eliminating the requirements to allocate consolidated current and deferred tax expense in certain instances and a requirement that an entity reflects the effect of enacted changes in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. ASU 2019-12 is effective for non-public companies beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Because the Company’s deferred tax assets and liabilities are fully reserved, it does not expect a material impact from the adoption of this standard.

(v) Subsequent Events

Management has evaluated subsequent events that have occurred through the date these financial statements were issued. There were no events that require adjustment to or disclosure in the Company’s financial statements, except as disclosed. See Note 14 for further information on subsequent events.